Property, Plant and Equipment (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Capital lease
Accumulated depreciation and amortization	$ (4,199,000)	$ (1,631,000)
Property, plant and equipment under capital lease, net	17,248,000	19,664,000
Net depreciation expense	25,000,000	16,500,000	12,300,000
Reduction to depreciation expense related to reduced carrying value due to government grant reimbursements	18,300,000	2,000,000	0
Computer equipment and software
Capital lease
Property, plant and equipment under capital lease, at cost	2,910,000	2,758,000
Buildings
Capital lease
Property, plant and equipment under capital lease, at cost	16,446,000	16,446,000
Leasehold improvements
Capital lease
Property, plant and equipment under capital lease, at cost	$ 2,091,000	$ 2,091,000